Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development expenses		$ 98,544
General and administrative expenses	1,275,095	648,892
Loss from operations	(1,275,095)	(747,436)
Other (expenses) income
Interest income	2,824	7,811
Interest expense	(117,719)	(38,069)
Total other expense	(114,895)	(30,258)
Net loss	$ (1,389,990)	$ (777,694)
Weighted average shares outstanding (in Shares)	7,903,850	4,598,265
Basic loss per share (in Dollars per share)	$ (0.18)	$ (0.17)
Diluted loss per share (in Dollars per share)	$ (0.18)	$ (0.17)